Note 22 Other Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[1]
Other financial liabilities [Line Items]
Other financial liabilities	€ 17,753	€ 15,046	€ 14,081	[2],[3]
Lease liabilities [member]
Other financial liabilities [Line Items]
Other financial liabilities	1,467	1,507	1,398
Creditors for other financial liabilities [Member]
Other financial liabilities [Line Items]
Other financial liabilities	4,859	3,439	3,584
Collection accounts [Member]
Other financial liabilities [Line Items]
Other financial liabilities	3,693	3,642	3,426
Creditors for other payment obligations [Member]
Other financial liabilities [Line Items]
Other financial liabilities	€ 7,734	€ 6,458	€ 5,673

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).